Derivative Financial Instruments - Derivative Instruments, Gain (Loss) (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)	$ 0	$ (42,868)	$ 0	$ (43,779)
Amount of gain (or loss) reclassified from AOCI into income (effective portion)	$ 0	$ 0	$ 0	$ 0
Zerocost collar [Member] | General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (or loss) recognized in OCI on derivative (effective portion)					$ (67,659)	$ (10,750)	$ (4,568)
Amount of gain (or loss) reclassified from AOCI into income (effective portion)					$ 10,005	$ (56,762)	$ (3,994)